Other Loans Payable (Details Textual)	1 Months Ended	3 Months Ended		12 Months Ended		100 Months Ended	103 Months Ended				12 Months Ended	100 Months Ended
	Oct. 30, 2012 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Apr. 04, 2013 USD ($)	Apr. 04, 2013 ZAR	Dec. 31, 2013 Lender [Member] USD ($)	Dec. 31, 2013 Lender [Member] USD ($)	Apr. 04, 2013 Lender [Member] USD ($)
Stockholders and Other Loans Payable [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum				4.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum				15.00%
Imputed interest on stockholders' loans reported as an increase to additional paid-in capital		$ 0	$ 73,742	$ 105,925	$ 380,414	$ 2,469,862	$ 2,469,862
Debt Instrument, Interest Rate, Effective Percentage				5.00%		5.00%
Interest Paid	105,000
Interest and Debt Expense				3,100	13,800	27,700
Other Borrowings										2,000,000			201,000
Debt Instrument, Interest Rate, Stated Percentage									2.00%	2.00%			2.00%
Deposited shares of Common Stock with the lender as security									1,000,000	1,000,000			1,000,000
Interest Expense, Debt		13,700						58,600			41,700	41,700
Debt Instrument Unpaid Amount		244,157					244,157	244,157			231,490	231,490
Convertible Amount Of Each Unpaid Principal And Interest									1.00
Imputed Interest On Other Loans Payable		$ 0	$ 2,763				$ 27,700